Lease And Other Commitments And Contingencies (Tables)	12 Months Ended
Sep. 26, 2015
Lease And Other Commitments And Contingencies [Abstract]
Schedule Of Future Minimum Payments For Capital And Operating Leases
	Capital Leases	Operating Leases
2016	$28	$50
2017	25	46
2018	23	39
2019	21	34
2020	21	28
Thereafter	24	137
	142	$334
Less: amount representing interest	(16)
Present value of net minimum lease payments	$126